Distribution Date:	03/11/22	COMM 2014-CCRE16 Mortgage Trust
Determination Date:	03/07/22
Next Distribution Date:	04/12/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	LNR Securities Holdings, LLC
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591VAA9	1.445000%	54,127,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591VAB7	3.042000%	144,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591VAC5	3.653000%	74,206,000.00	27,208,157.03	1,399,730.04	82,826.16	0.00	0.00	1,482,556.20	25,808,426.99	39.12%	30.00%
A-3	12591VAD3	3.775000%	190,000,000.00	186,042,529.20	0.00	585,258.79	0.00	0.00	585,258.79	186,042,529.20	39.12%	30.00%
A-4	12591VAE1	4.051000%	281,426,000.00	281,426,000.00	0.00	950,047.27	0.00	0.00	950,047.27	281,426,000.00	39.12%	30.00%
A-M	12591VAG6	4.278000%	74,468,000.00	74,468,000.00	0.00	265,478.42	0.00	0.00	265,478.42	74,468,000.00	29.92%	23.00%
B	12591VAH4	4.582000%	58,513,000.00	58,513,000.00	0.00	223,422.14	0.00	0.00	223,422.14	58,513,000.00	22.70%	17.50%
C	12591VAK7	4.910781%	47,872,000.00	47,872,000.00	0.00	195,907.43	0.00	0.00	195,907.43	47,872,000.00	16.79%	13.00%
D	12591VAQ4	4.910781%	54,521,000.00	54,521,000.00	0.00	214,780.25	0.00	0.00	214,780.25	54,521,000.00	10.06%	7.88%
E	12591VAS0	3.220000%	25,266,000.00	25,266,000.00	0.00	0.00	0.00	0.00	0.00	25,266,000.00	6.95%	5.50%
F*	12591VAU5	3.220000%	10,639,000.00	10,639,000.00	0.00	0.00	0.00	0.00	0.00	10,639,000.00	5.63%	4.50%
G	12591VAW1	3.220000%	47,872,908.00	45,629,325.82	0.00	0.00	0.00	0.00	0.00	45,629,325.82	0.00%	0.00%
LR	12591VBA8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591VAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,063,836,910.00	811,585,012.05	1,399,730.04	2,517,720.46	0.00	0.00	3,917,450.50	810,185,282.01

X-A	12591VAF8	0.939326%	819,153,000.00	569,144,686.23	0.00	445,510.25	0.00	0.00	445,510.25	567,744,956.19
X-B	12591VAL5	0.119560%	160,906,000.00	160,906,000.00	0.00	16,031.65	0.00	0.00	16,031.65	160,906,000.00
X-C	12591VAN1	1.690781%	25,266,000.00	25,266,000.00	0.00	35,599.40	0.00	0.00	35,599.40	25,266,000.00
X-D	12591VBC4	1.690781%	58,511,908.00	56,268,325.82	0.00	79,281.19	0.00	0.00	79,281.19	56,268,325.82
Notional SubTotal			1,063,836,908.00	811,585,012.05	0.00	576,422.49	0.00	0.00	576,422.49	810,185,282.01

Deal Distribution Total					1,399,730.04	3,094,142.95	0.00	0.00	4,493,872.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591VAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591VAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591VAC5	366.65710360	18.86276096	1.11616527	0.00000000	0.00000000	0.00000000	0.00000000	19.97892623	347.79434264
A-3	12591VAD3	979.17120632	0.00000000	3.08030942	0.00000000	0.00000000	0.00000000	0.00000000	3.08030942	979.17120632
A-4	12591VAE1	1,000.00000000	0.00000000	3.37583333	0.00000000	0.00000000	0.00000000	0.00000000	3.37583333	1,000.00000000
A-M	12591VAG6	1,000.00000000	0.00000000	3.56500000	0.00000000	0.00000000	0.00000000	0.00000000	3.56500000	1,000.00000000
B	12591VAH4	1,000.00000000	0.00000000	3.81833336	0.00000000	0.00000000	0.00000000	0.00000000	3.81833336	1,000.00000000
C	12591VAK7	1,000.00000000	0.00000000	4.09231764	0.00000000	0.00000000	0.00000000	0.00000000	4.09231764	1,000.00000000
D	12591VAQ4	1,000.00000000	0.00000000	3.93940408	0.15291374	0.15291374	0.00000000	0.00000000	3.93940408	1,000.00000000
E	12591VAS0	1,000.00000000	0.00000000	0.00000000	2.68333333	2.68333333	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12591VAU5	1,000.00000000	0.00000000	0.00000000	2.68333302	2.68333302	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591VAW1	953.13461676	0.00000000	0.00000000	2.55757787	29.41629303	0.00000000	0.00000000	0.00000000	953.13461676
LR	12591VBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591VAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591VAF8	694.79655965	0.00000000	0.54386696	0.00000000	0.00000000	0.00000000	0.00000000	0.54386696	693.08780678
X-B	12591VAL5	1,000.00000000	0.00000000	0.09963364	0.00000000	0.00000000	0.00000000	0.00000000	0.09963364	1,000.00000000
X-C	12591VAN1	1,000.00000000	0.00000000	1.40898441	0.00000000	0.00000000	0.00000000	0.00000000	1.40898441	1,000.00000000
X-D	12591VBC4	961.65597300	0.00000000	1.35495821	0.00000000	0.00000000	0.00000000	0.00000000	1.35495821	961.65597300

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	82,826.16	0.00	82,826.16	0.00	0.00	0.00	82,826.16	0.00
A-3	02/01/22 - 02/28/22	30	0.00	585,258.79	0.00	585,258.79	0.00	0.00	0.00	585,258.79	0.00
A-4	02/01/22 - 02/28/22	30	0.00	950,047.27	0.00	950,047.27	0.00	0.00	0.00	950,047.27	0.00
A-M	02/01/22 - 02/28/22	30	0.00	265,478.42	0.00	265,478.42	0.00	0.00	0.00	265,478.42	0.00
B	02/01/22 - 02/28/22	30	0.00	223,422.14	0.00	223,422.14	0.00	0.00	0.00	223,422.14	0.00
C	02/01/22 - 02/28/22	30	0.00	195,907.43	0.00	195,907.43	0.00	0.00	0.00	195,907.43	0.00
D	02/01/22 - 02/28/22	30	0.00	223,117.26	0.00	223,117.26	8,337.01	0.00	0.00	214,780.25	8,337.01
E	02/01/22 - 02/28/22	30	0.00	67,797.10	0.00	67,797.10	67,797.10	0.00	0.00	0.00	67,797.10
F	02/01/22 - 02/28/22	30	0.00	28,547.98	0.00	28,547.98	28,547.98	0.00	0.00	0.00	28,547.98
G	02/01/22 - 02/28/22	30	1,285,804.80	122,438.69	0.00	122,438.69	122,438.69	0.00	0.00	0.00	1,408,243.49
X-A	02/01/22 - 02/28/22	30	0.00	445,510.25	0.00	445,510.25	0.00	0.00	0.00	445,510.25	0.00
X-B	02/01/22 - 02/28/22	30	0.00	16,031.65	0.00	16,031.65	0.00	0.00	0.00	16,031.65	0.00
X-C	02/01/22 - 02/28/22	30	0.00	35,599.40	0.00	35,599.40	0.00	0.00	0.00	35,599.40	0.00
X-D	02/01/22 - 02/28/22	30	0.00	79,281.19	0.00	79,281.19	0.00	0.00	0.00	79,281.19	0.00
Totals			1,285,804.80	3,321,263.73	0.00	3,321,263.73	227,120.78	0.00	0.00	3,094,142.95	1,512,925.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591VAG6	4.278000%	74,468,000.00	74,468,000.00	0.00	265,478.42	0.00	0.00	265,478.42	74,468,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591VAH4	4.582000%	58,513,000.00	58,513,000.00	0.00	223,422.14	0.00	0.00	223,422.14	58,513,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591VAK7	4.910781%	47,872,000.00	47,872,000.00	0.00	195,907.43	0.00	0.00	195,907.43	47,872,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			180,853,000.03	180,853,000.00	0.00	684,807.99	0.00	0.00	684,807.99	180,853,000.00

Exchangeable Certificate Details
PEZ	12591VAJ0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,493,872.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,123,500.73	Master Servicing Fee	7,763.33
Interest Reductions due to Nonrecoverability Determination	(175,236.59)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,651.18
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	315.62
ARD Interest	0.00	Operating Advisor Fee	1,123.86
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	5,589.03
Extension Interest	0.00
Interest Reserve Withdrawal	216,292.86
Total Interest Collected	3,164,557.00	Total Fees	17,443.02

Principal		Expenses/Reimbursements
Scheduled Principal	1,399,730.04	Reimbursement for Interest on Advances	1.40
Unscheduled Principal Collections		ASER Amount	40,194.47
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,775.16
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,399,730.04	Total Expenses/Reimbursements	52,971.03

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,094,142.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,399,730.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,493,872.99
Total Funds Collected	4,564,287.04	Total Funds Distributed	4,564,287.04

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	811,585,012.05	811,585,012.05	Beginning Certificate Balance	811,585,012.05
(-) Scheduled Principal Collections	1,399,730.04	1,399,730.04	(-) Principal Distributions	1,399,730.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	810,185,282.01	810,185,282.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	812,211,365.27	812,211,365.27	Ending Certificate Balance	810,185,282.01
Ending Actual Collateral Balance	810,766,332.86	810,766,332.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.91%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	114,035,576.31	14.08%	24	4.9461	NAP	Defeased	12	114,035,576.31	14.08%	24	4.9461	NAP
7,499,999 or less	10	40,090,618.51	4.95%	24	4.9592	1.581283	1.249 or less	7	183,030,306.42	22.59%	23	5.0599	0.865795
7,500,000 to 14,999,999	8	94,346,081.91	11.65%	24	5.0333	1.794011	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	4	83,366,048.78	10.29%	25	4.8988	1.367121	1.30 to 1.39	1	23,040,759.91	2.84%	25	4.9700	1.340000
25,000,000 to 49,999,999	4	139,083,825.80	17.17%	23	4.8508	1.587818	1.40 to 1.49	2	31,033,559.56	3.83%	24	5.0640	1.451706
50,000,000 to 74,999,999	2	132,409,402.79	16.34%	23	5.1298	1.054494	1.50 to 1.749	9	207,112,919.29	25.56%	24	5.0441	1.568077
75,000,000 or greater	2	206,853,727.91	25.53%	25	4.8772	1.888680	1.75 to 1.99	4	67,585,900.43	8.34%	24	4.8548	1.865066
Totals	42	810,185,282.01	100.00%	24	4.9481	1.559170	2.00 or greater	7	184,346,260.09	22.75%	25	4.7425	2.237936
							Totals	42	810,185,282.01	100.00%	24	4.9481	1.559170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	114,035,576.31	14.08%	24	4.9461	NAP
							Defeased	20	114,035,576.31	14.08%	24	4.9461	NAP
Alabama	1	12,705,638.31	1.57%	25	4.8800	1.740000
							Lodging	9	131,866,561.66	16.28%	24	5.1264	1.062691
California	6	145,066,016.49	17.91%	23	4.8850	1.196568
							Mixed Use	3	111,012,222.74	13.70%	24	5.0508	1.426391
Connecticut	2	90,140,429.55	11.13%	24	5.1168	1.474477
							Multi-Family	6	41,882,416.69	5.17%	24	4.8870	1.757290
Florida	2	75,085,693.64	9.27%	24	5.2050	1.179101
							Office	10	300,553,914.37	37.10%	24	4.8512	1.809232
Indiana	1	4,861,594.24	0.60%	22	5.1115	2.220000
							Retail	8	107,773,544.05	13.30%	24	4.9182	1.679159
Kansas	2	46,579,323.82	5.75%	24	4.8370	1.850000
							Self Storage	1	3,061,046.19	0.38%	25	5.0200	0.310000
Louisiana	1	11,227,019.61	1.39%	22	5.2650	1.490000
							Totals	57	810,185,282.01	100.00%	24	4.9481	1.559170
Maryland	1	11,203,387.90	1.38%	23	4.7300	1.940000

Massachusetts	1	7,773,330.24	0.96%	25	4.8515	2.130000

Michigan	3	14,601,286.84	1.80%	25	5.3000	2.240000

Montana	1	3,821,984.51	0.47%	24	5.1500	1.790000

Nevada	1	19,806,539.95	2.44%	25	4.9500	1.430000

New York	7	197,306,932.12	24.35%	24	4.8241	1.895448

Ohio	1	9,765,028.05	1.21%	24	4.9455	1.680000

Pennsylvania	1	4,107,291.04	0.51%	25	4.8800	2.240000

Utah	2	19,057,449.48	2.35%	25	4.8479	1.590728

Virginia	4	23,040,759.91	2.84%	25	4.9700	1.340000

Totals	57	810,185,282.01	100.00%	24	4.9481	1.559170

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	114,035,576.31	14.08%	24	4.9461	NAP	Defeased	12	114,035,576.31	14.08%	24	4.9461	NAP
	4.4999% or less	2	2,944,153.98	0.36%	23	4.4741	1.091410	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	162,453,387.90	20.05%	25	4.6748	2.225313	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	13	211,685,175.71	26.13%	24	4.8833	1.390523	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	12	319,066,988.11	39.38%	23	5.1353	1.374926	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	810,185,282.01	100.00%	24	4.9481	1.559170	49 months or greater	30	696,149,705.70	85.92%	24	4.9484	1.576916
								Totals	42	810,185,282.01	100.00%	24	4.9481	1.559170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	114,035,576.31	14.08%	24	4.9461	NAP	Defeased	12	114,035,576.31	14.08%	24	4.9461	NAP
	60 months or less	30	696,149,705.70	85.92%	24	4.9484	1.576916	Interest Only	7	360,989,134.88	44.56%	24	4.8968	1.715795
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	7	90,581,784.97	11.18%	23	4.9980	1.527744
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	810,185,282.01	100.00%	24	4.9481	1.559170	121 months or greater	16	244,578,785.85	30.19%	24	5.0063	1.390145
								Totals	42	810,185,282.01	100.00%	24	4.9481	1.559170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	114,035,576.31	14.08%	24	4.9461	NAP				None
Underwriter's Information		1	46,579,323.82	5.75%	24	4.8370	1.850000
	12 months or less	21	554,778,123.26	68.48%	24	4.9686	1.567416
	13 months to 24 months	8	94,792,258.62	11.70%	25	4.8855	1.498323
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	810,185,282.01	100.00%	24	4.9481	1.559170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10085611	1	OF	New York	NY	Actual/360	4.700%	438,666.67	0.00	0.00	N/A	04/06/24	--	120,000,000.00	120,000,000.00	03/06/22
2	10085612	1	MU	Norwalk	CT	Actual/360	5.122%	346,663.20	164,981.06	0.00	N/A	03/06/24	--	87,018,708.97	86,853,727.91	03/06/22
3	10085613	1	LO	Fort Myers	FL	Actual/360	5.216%	281,600.36	226,081.65	0.00	N/A	03/06/24	--	69,406,232.21	69,180,150.56	03/06/22
4	10085614	1	OF	Sunnyvale	CA	Actual/360	5.035%	248,046.68	111,303.73	0.00	N/A	01/06/24	--	63,340,555.96	63,229,252.23	03/06/22
5	10085615	1	RT	Topeka	KS	Actual/360	4.837%	0.00	0.00	0.00	N/A	03/06/24	--	46,579,323.82	46,579,323.82	02/06/22
6	10085616	1	OF	New York	NY	Actual/360	5.073%	143,183.84	78,745.84	0.00	N/A	01/06/24	--	36,288,883.47	36,210,137.63	03/06/22
8	10085618	1	OF	Atherton	CA	Actual/360	4.559%	110,796.88	0.00	0.00	N/A	03/06/24	--	31,250,000.00	31,250,000.00	03/06/22
9	10085619	1	LO	El Segundo	CA	Actual/360	4.920%	96,059.16	58,204.32	0.00	N/A	03/05/24	--	25,102,568.67	25,044,364.35	03/05/22
11	10085621	1	LO	Various	VA	Actual/360	4.970%	89,227.09	41,845.37	0.00	N/A	04/06/24	--	23,082,605.28	23,040,759.91	03/06/22
12	10084296	1	MF	Turlock	CA	Actual/360	4.860%	85,128.02	39,286.19	0.00	N/A	03/06/24	--	22,520,639.91	22,481,353.72	03/06/22
13	10085622	1	RT	Las Vegas	NV	Actual/360	4.950%	76,431.00	45,668.89	0.00	N/A	04/06/24	--	19,852,208.84	19,806,539.95	03/06/22
14	10085623	1	MF	Various	IL	Actual/360	4.824%	75,359.79	43,279.60	0.00	N/A	04/06/24	--	20,085,231.82	20,041,952.22	03/06/22
15	10085624	1	MU	Tempe	AZ	Actual/360	5.050%	76,748.74	44,724.61	0.00	N/A	03/06/24	--	19,539,989.28	19,495,264.67	03/06/22
16	10085625	1	MU	New York	NY	Actual/360	4.800%	67,479.24	37,401.36	0.00	N/A	04/06/24	--	18,074,796.56	18,037,395.20	08/06/20
17	10085626	1	LO	Traverse City	MI	Actual/360	5.300%	60,383.94	47,108.97	0.00	N/A	04/06/24	--	14,648,395.81	14,601,286.84	03/06/22
18	10085627	1	OF	Provo	UT	Actual/360	4.880%	49,264.43	43,154.75	0.00	N/A	04/05/24	--	12,979,504.60	12,936,349.85	03/05/22
19	10085628	1	MF	Norfolk	VA	Actual/360	5.120%	54,604.59	31,380.61	0.00	N/A	02/06/24	--	13,710,752.12	13,679,371.51	03/06/22
20	10085629	1	OF	Bronx	NY	Actual/360	5.253%	57,849.16	25,009.27	0.00	N/A	03/06/24	--	14,159,050.38	14,134,041.11	03/06/22
21	10085630	1	OF	Birmingham	AL	Actual/360	4.880%	48,336.93	29,501.30	0.00	N/A	04/06/24	--	12,735,139.61	12,705,638.31	03/06/22
22	10085631	1	MF	Cincinnati	OH	Actual/360	4.824%	49,798.87	25,966.34	0.00	N/A	03/06/24	--	13,271,243.88	13,245,277.54	03/06/22
26	10085635	1	RT	Towson	MD	Actual/360	4.730%	41,303.40	23,751.91	0.00	N/A	02/05/24	--	11,227,139.81	11,203,387.90	03/05/22
27	10085636	1	RT	Hammond	LA	Actual/360	5.265%	46,066.87	22,521.64	0.00	N/A	01/06/24	--	11,249,541.25	11,227,019.61	03/06/22
28	10085637	1	SS	Various	OH	Actual/360	5.200%	42,732.98	23,709.44	0.00	N/A	04/06/24	--	10,565,847.62	10,542,138.18	03/06/22
29	10085638	1	RT	Doraville	GA	Actual/360	4.656%	38,470.16	22,417.42	0.00	N/A	03/06/24	--	10,623,202.24	10,600,784.82	03/06/22
30	10085639	1	RT	Akron	OH	Actual/360	4.946%	37,648.25	22,636.77	0.00	N/A	03/06/24	--	9,787,664.82	9,765,028.05	03/06/22
32	10085640	1	OF	Colorado Springs	CO	Actual/360	4.992%	34,363.83	29,162.83	0.00	N/A	04/06/24	--	8,849,687.50	8,820,524.67	03/06/22
34	10085642	1	MF	Taunton	MA	Actual/360	4.851%	29,400.10	18,100.35	0.00	N/A	04/06/24	--	7,791,430.59	7,773,330.24	03/06/22
35	10085643	1	RT	Nipomo	CA	Actual/360	4.750%	26,960.01	17,125.02	0.00	N/A	04/05/24	--	7,297,445.71	7,280,320.69	03/05/22

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
39	10085647	1	MU	Highland	UT	Actual/360	4.780%	22,810.26	14,355.20	0.00	N/A	04/05/24	--	6,135,454.83	6,121,099.63	03/05/22
41	10085649	1	RT	Port Richey	FL	Actual/360	5.070%	23,340.58	13,454.75	0.00	N/A	04/05/24	--	5,918,997.83	5,905,543.08	03/05/22
42	10085650	1	OF	Bayside	NY	Actual/360	5.038%	23,487.58	12,904.80	0.00	N/A	03/06/24	--	5,994,109.00	5,981,204.20	03/06/22
43	10085651	1	IN	Phoenix	AZ	Actual/360	5.010%	20,357.01	12,087.82	0.00	N/A	02/05/24	--	5,224,210.83	5,212,123.01	03/05/22
44	10085652	1	MF	Bloomington	IN	Actual/360	5.112%	19,369.68	10,531.43	0.00	N/A	01/06/24	--	4,872,125.67	4,861,594.24	03/06/22
47	10085655	1	OF	Pittsburgh	PA	Actual/360	4.880%	15,641.46	13,701.63	0.00	N/A	04/05/24	--	4,120,992.67	4,107,291.04	03/05/22
48	10085656	1	MF	Bozeman	MT	Actual/360	5.150%	15,343.94	8,681.21	0.00	N/A	03/06/24	--	3,830,665.72	3,821,984.51	03/06/22
50	10085658	1	RT	Westport	CT	Actual/360	4.980%	12,759.90	7,592.90	0.00	N/A	03/05/24	--	3,294,294.54	3,286,701.64	03/05/22
51	10085659	1	SS	Turlock	CA	Actual/360	5.020%	11,977.40	6,585.14	0.00	N/A	04/05/24	--	3,067,631.33	3,061,046.19	03/05/22
52	10085660	1	SS	Conroe	TX	Actual/360	5.100%	10,365.89	5,922.60	0.00	N/A	04/05/24	--	2,613,248.64	2,607,326.04	03/05/22
53	10085661	1	MF	Brooklyn	NY	Actual/360	4.460%	6,105.63	7,550.96	0.00	N/A	02/06/24	--	1,760,308.69	1,752,757.73	03/06/22
54	10085662	1	RT	Woodstock	GA	Actual/360	5.220%	8,217.22	4,028.00	0.00	N/A	03/05/24	--	2,023,946.62	2,019,918.62	03/05/22
55	10085663	1	MF	New York	NY	Actual/360	4.495%	4,188.66	6,562.25	0.00	N/A	01/06/24	--	1,197,958.50	1,191,396.25	03/06/22
56	10085664	1	MF	Brooklyn	NY	Actual/360	4.495%	1,724.74	2,702.11	0.00	N/A	01/06/24	--	493,276.45	490,574.34	03/06/22
Totals								2,948,264.14	1,399,730.04	0.00				811,585,012.05	810,185,282.01
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	23,962,438.50	20,469,130.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	0.00	4,731,639.25	01/01/21	06/30/21	01/06/21	0.00	0.00	0.00	0.00	0.00	0.00
3	1	6,520,536.38	8,428,460.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	44,441,563.29	45,305,887.42	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	0.00	--	--	03/07/22	34,354,315.75	0.00	0.00	0.00	0.00	0.00
6	1	4,152,217.76	2,207,142.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	3,793,493.28	2,810,619.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	920,017.37	(59,544.72)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,074,318.27	2,430,318.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,649,222.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,105,169.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	0.00	1,352,571.25	04/01/19	03/31/20	08/06/21	10,788,853.26	348,830.63	64,486.50	1,640,436.30	1,134,476.58	0.00
17	1	2,041,133.38	3,174,311.69	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,871,511.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	1,454,798.65	1,223,887.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,682,924.27	857,178.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	1,368,141.70	821,979.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,679,919.73	709,694.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	1,334,603.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	1,263,625.87	934,637.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	1	795,730.16	376,647.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	734,324.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	977,449.74	851,954.53	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	752,946.18	416,854.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	873,046.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	523,761.93	402,629.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	178,502.19	164,037.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	516,338.69	57,924.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	339,914.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	51,041.47	(21,205.72)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		109,058,690.98	97,646,754.74				45,143,169.01	348,830.63	64,486.50	1,640,436.30	1,134,476.58	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/11/22	0	0.00	0	0.00	1	18,037,395.20	0	0.00	1	46,579,323.82	0	0.00	0	0.00	0	0.00	4.948112%	4.920486%	24
02/11/22	0	0.00	0	0.00	1	18,074,796.56	0	0.00	1	46,579,323.82	0	0.00	1	64,651.19	0	0.00	4.948255%	4.918900%	25
01/12/22	0	0.00	0	0.00	2	66,538,755.37	0	0.00	1	48,433,911.56	0	0.00	0	0.00	0	0.00	4.948117%	4.920525%	26
12/10/21	0	0.00	0	0.00	2	66,568,678.93	0	0.00	1	48,433,911.56	0	0.00	0	0.00	0	0.00	4.948232%	4.920634%	27
11/15/21	0	0.00	0	0.00	2	66,771,949.47	0	0.00	1	48,604,969.42	0	0.00	0	0.00	0	0.00	4.948331%	4.920732%	28
10/13/21	0	0.00	0	0.00	2	66,801,617.26	0	0.00	1	48,604,969.42	1	70,191,203.63	0	0.00	0	0.00	4.948445%	4.920840%	29
09/13/21	0	0.00	0	0.00	2	66,833,583.40	0	0.00	1	48,604,969.42	0	0.00	0	0.00	0	0.00	4.948566%	4.920955%	30
08/12/21	0	0.00	0	0.00	2	66,862,997.48	0	0.00	1	48,604,969.42	0	0.00	0	0.00	0	0.00	4.948677%	4.921061%	31
07/12/21	0	0.00	0	0.00	2	66,892,290.49	0	0.00	1	48,604,969.42	0	0.00	0	0.00	1	3,978,246.75	4.948788%	4.921166%	32
06/11/21	0	0.00	0	0.00	3	73,089,547.23	0	0.00	1	48,604,969.42	0	0.00	0	0.00	0	0.00	4.955604%	4.928130%	33
05/12/21	0	0.00	0	0.00	3	73,118,589.56	0	0.00	1	48,604,969.42	0	0.00	0	0.00	0	0.00	4.955704%	4.928224%	34
04/12/21	0	0.00	0	0.00	3	73,149,952.83	0	0.00	1	48,604,969.42	0	0.00	0	0.00	0	0.00	4.955810%	4.928325%	35
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	10085615	02/06/22	0	B	0.00	0.00	12,017.47	46,579,323.82	11/12/18	7			12/19/19
16	10085625	08/06/20	18	3	64,486.50	1,640,436.30	1,180,406.22	18,618,446.07	07/08/20	2
Totals					64,486.50	1,640,436.30	1,192,423.69	65,197,769.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		512,796,740	466,217,416	0		46,579,324
25 - 36 Months		297,388,542	279,351,147	18,037,395		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	810,185,282	745,568,563	0	0	18,037,395	46,579,324
Feb-22	811,585,012	746,930,892	0	0	18,074,797	46,579,324
Jan-22	814,575,431	748,036,676	0	0	18,104,844	48,433,912
Dec-21	815,706,338	749,137,659	0	0	18,134,767	48,433,912
Nov-21	817,089,826	750,317,877	0	0	18,166,980	48,604,969
Oct-21	818,210,570	751,408,953	0	0	18,196,648	48,604,969
Sep-21	819,413,208	752,579,625	0	0	18,228,614	48,604,969
Aug-21	820,523,877	753,660,879	0	0	18,258,028	48,604,969
Jul-21	821,629,729	754,737,438	0	0	18,287,321	48,604,969
Jun-21	828,983,668	755,894,121	0	0	24,484,578	48,604,969
May-21	830,079,572	756,960,982	0	0	24,513,620	48,604,969
Apr-21	831,258,272	758,108,319	0	0	24,544,983	48,604,969
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10085615	46,579,323.82	46,579,323.82	13,800,000.00	01/17/22	7,040,322.00	1.85000	12/31/12	03/06/24	263
16	10085625	18,037,395.20	18,618,446.07	11,100,000.00	01/08/22	1,295,492.25	1.03000	03/31/20	04/06/24	(96)
Totals		64,616,719.02	65,197,769.89	24,900,000.00		8,335,814.25

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	10085615	RT	KS	11/12/18	7

3/7/2022 There are 2 collateral properties for this loan all of which have become REO. Of those, 2 remain REO. West Ridge Mall: REO Title Date: 12/19/19. Collateral is an 883,682 sf regional mall with 464,717 sf of owned retail space in

Topeka, KS. Improvements constructed in 1988 on a 31.72-acre site. Subject is anchored by non-owned anchors: Dillards, JC Penney, and Furniture Mall of Kansas, and by owned anchors: Old Navy and Sky Zone. There is one additional vacant non-owned anchor, formerly occupied by Sears. DM: None. Leasing Summary: No new leasing to date. Mall traffic is off 40% from prior year. Looking to modify REA to allow more office leasing which is in demand. There is interest from trade schools. Marketing Summary: Property under contract after December 2021 auction with January 2022 close anticipated. West Ridge Plaza: REO Title Date: 12/19/19. Collateral is an 88,921 sf retail power center in Topeka, KS.

Improvements constructed in 1988 on a 13.91-acre site. Property is achored by T.J . Maxx, Dollar Tree and is shadow-anchored by Target and Discovery Furniture. Deferred Maintenance: Minor roof repairs in process. Leasing Summary: No new leasing to date. Lane Bryant to vacate, but The Buckle will relocate from other collateral property. TJ Maxx likely to renew for 5 years. Lease in process with Crumbl Cookies. Marketing Summary: Property is not currently listed for sale.

Holding approx. $756K at the properties or in suspense for OPEX needs.

16	10085625	MU	NY	07/08/20	2

3/7/2022 The loan transferred for Special Servicing on 7/8/20 due to delinquent payments. The loan is secured by 3 commercial condominiums within a residential building known as the Element. The largest tenant at the property, Hertz, filed bankruptcy and rejected the lease. Counsel is retained and foreclosure was initiated. Lender will dual track foreclosure with workout alternatives.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	10085612	1	89,086,722.86	5.12200%	89,086,722.86 5.12200%		10	09/22/20	05/06/20	09/22/20
3	10085613	1	71,945,285.07	5.21650%	70,583,503.81 5.21650%		8	12/31/20	--	12/18/20
11	10085621	1	23,575,867.07	4.97000%	23,575,867.07 4.97000%		8	11/17/20	11/17/20	11/17/20
Totals			184,607,875.00		183,246,093.74
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	10085648 07/12/21	6,165,651.84	12,900,000.00	9,162,909.05	5,184,662.30	9,162,909.05	3,978,246.75	2,187,405.09	0.00	(15,051.50)	2,202,456.59	31.46%
49	10085657 01/12/17	3,578,579.50	5,800,000.00	3,605,904.65	68,450.93	3,605,904.65	3,537,453.72	41,125.78	0.00	0.00	41,125.78	1.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,744,231.34	18,700,000.00	12,768,813.70	5,253,113.23	12,768,813.70	7,515,700.47	2,228,530.87	0.00	(15,051.50)	2,243,582.37

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	10085648	10/13/21	0.00	0.00	2,202,456.59	0.00	0.00	10,813.50	0.00	0.00	2,202,456.59
		08/12/21	0.00	0.00	2,191,643.09	0.00	0.00	4,238.00	0.00	0.00
		07/12/21	0.00	0.00	2,187,405.09	0.00	0.00	2,187,405.09	0.00	0.00
49	10085657	01/12/17	0.00	0.00	41,125.78	0.00	0.00	41,125.78	0.00	0.00	41,125.78
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,243,582.37	0.00	0.00	2,243,582.37	0.00	0.00	2,243,582.37

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	9,057.09	0.00	0.00	0.00	0.00	175,236.59	0.00	0.00	0.00	0.00
16	0.00	0.00	3,514.54	0.00	0.00	40,194.47	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.40	0.00	0.00	0.00
50	0.00	0.00	203.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,775.16	0.00	0.00	40,194.47	0.00	175,236.59	1.40	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		228,207.62

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Supplemental Notes
January 2022 - Servicer-Initiated Revision
The distribution date statement and all relelvant reports regarding the COMM 2014-C16 securitization have been revised to remove an appraisal reduction amount on loan 10085612.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28